Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of comprehensive income (loss) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Net profit (loss)	$ (36,090)	$ (25,959)	$ (71,999)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	1,498	(121)	(1,709)
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(34,592)	(26,080)	(73,708)
Comprehensive income (loss) attributable to the Company’s ordinary shareholders	$ (34,633)	$ (26,584)	$ (73,400)